April 25, 2024
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
ATTN:
Mr. Mark Cowan
Document Control – EDGAR
RE:
Ameriprise Certificate Company
Ameriprise Installment Certificate
Post-Effective Amendment No. 53
File No. 2-76193
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Installment Certificate does not differ from that contained in Registrant's Post-Effective Amendment No. 53 (Amendment). This Amendment was filed electronically on April 19, 2024.
If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.
/s/ Megan E. Garcy
Megan E. Garcy
Vice President and Group Counsel
Ameriprise Financial, Inc.